UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
      SEC FILE NUMBER
      CUSIP NUMBER



(Check One):   Form 10-K   Form 20-F   Form 11-K x Form 10-Q
  Form N-SAR
For Period Ended: __December 31, 2001_______
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[x] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ___________________
      Read Instruction (on back page) Before Preparing Form. Please Print or
      Type.
      Nothing in this form shall be construed to imply that the Commission has verified any information contained herin.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
_________________________________________________________

      PART I -- REGISTRANT INFORMATION
      ________________________________________________________________
      Full Name of RegistrantThe Widecom Group Inc.
      ________________________________________________________________
      Former Name if Applicable
      ________________________________________________________________
      Address of Principal Executive Office (Street and Number). 37 George Street North,
      Suite 103
      Brampton, Ontario, Canada
      City, State and Zip Code L6X 1R5.
      ________________________________________________________________


PART II -- RULES 12b-25(b) AND (c).
If the subject report could not be filed without unreasonable effort.
And the registrant seeks relief pursuant to Rule 12b-25(b).
The following should be completed.
      (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
      (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR. or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date.
      or the subject quarterly report of transition report on Form 10-Q. or portion thereof will be filed on or before the fifth
      (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE
State below in reasonble detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.
(Attach Extra Sheets if Needed)
PART IV-- OTHER INFORMATION
(1) Name and telephone number of person to contact in regard to this notification
      L. S. Tuli                                                        905712-
      0505
      (Name)
      (Area Code)(Telephone Number)

(2) Have all other periodic reports reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceeding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no,
identify report(s). x Yes     No
______________________________________________________________________

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes x No
If so, attach an explanation of the anticipated change, both narratively and quantitatively. and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.



(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.
Date 22nd February 2001                             By Lakhbir S Tuli ,
Executive Manager
INSTRUCTION: The form may be signed by an executive officer of the registrant. or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative(orther than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.
      International misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the
General Rules and Regulations under the Securities Exchange Act .
2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission,D.C. 20549, in accordance with Rule0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.
3. A manually signed copy of the form and amendments thereto shall be filed each national securities exchange on which any class of securities of the registrant is registered.
4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly indentified as an amended notification.
5. Electronic filers. This form shall not be used by electronic filers.
timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with 202of Regulation S-T (232.201 or232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (232.13(b) of this Chapter).

http://www.sec.gov/divisions/corpfin/forms/12b-25.htm
Last update: 07/20/2000